EMPLOYEE STOCK OWNERSHIP PLAN (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 09, 2013	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan
Purchase of common stock by ESOP (in shares)		112,534
Shares allocated under plan		3,751
Employee stock ownership plan
Employee Stock Ownership Plan
Purchase of common stock by ESOP (in shares)	112,534
Shares allocated under plan	70,554
Total shares under plan	183,088
Shares unallocated under plan		108,783
Term of note		30 years
Borrowed amount		$ 1,100,000
Fair value of allocated shares subject to repurchase obligation		646,000	541,000
Contributions to the ESOP		58,000	0
ESOP related expense		$ 44,000	$ 0